Allowance for Trade and Other Receivables - Summary of Change in Allowances for Trade and Other Receivables (Detail) - Trade and other receivables [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of financial assets [line items]
Balance at the beginning	$ 168.1	₨ 12,743.8	₨ 13,606.8	₨ 12,720.9
Allowances made during the year	20.0	1,512.6	500.1	1,528.5
Written off	(34.2)	(2,592.2)	(1,501.6)	(741.9)
Currency translation	(1.4)	(106.1)	138.5	99.3
Balance at the end	$ 152.5	₨ 11,558.1	₨ 12,743.8	₨ 13,606.8